Vessels and Equipment - Long-term debt (Details) - USD ($)		12 Months Ended
	Sep. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels and Equipment
Book value of assets pledged as security		$ 1,462,000	$ 1,493,000
Vessels & equipment - Activity
Vessels, beginning balance		2,398,434,000	2,388,615,000
Additions		126,106,000	2,794,000
Drydock costs		553,000	19,375,000
Disposals		(103,537,000)	(12,350,000)
Vessels, ending balance		2,421,556,000	2,398,434,000	$ 2,388,615,000
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance		(826,366,000)	(727,814,000)
Accumulated depreciation, disposals		43,973,000	12,350,000
Depreciation and write down for the period		(111,817,000)	(110,902,000)	(107,419,000)
Accumulated depreciation, ending balance		(894,210,000)	(826,366,000)	(727,814,000)
Accumulated impairment - Activity
Accumulated impairment, beginning balance		(79,070,000)	(29,421,000)
Accumulated impairment, disposals		30,300,000
Depreciation and write down for the period		(16,384,000)	(49,649,000)
Accumulated impairment, ending balance		(65,154,000)	(79,070,000)	(29,421,000)
Net Vessels - Activity
Net Vessels, beginning balance		1,492,998,000	1,631,380,000
Additions		126,106,000	2,794,000
Drydock costs		553,000	19,375,000
Disposals		(29,264,000)
Depreciation and write down for the period		(128,201,000)	(160,551,000)
Net Vessels, ending balance		1,462,192,000	1,492,998,000	$ 1,631,380,000
Tuva Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired	100.00%
Dan Cisne
Accumulated impairment - Activity
Depreciation and write down for the period		$ (5,800,000)	$ (24,500,000)
Dan Cisne | KNOT Shuttle Tankers 20 AS
Net Vessels - Activity
Percentage of asset sold	100.00%